Income Tax Reconciliation	12 Months Ended
Dec. 31, 2011
SQN Alternative Investment Fund III L.P.
Income Tax Reconciliation

11.  Income Tax Reconciliation

At December 31, 2011, total Members’ equity included in the consolidated balance sheet was $6,523,185. At December 31, 2011, total Members’ equity for federal income tax purposes was $7,823,601. The primary difference was offering and distribution expenses which is a reduction in Limited Partners’ capital accounts for financial reporting purposes but not for federal income tax reporting purposes and differences in depreciation and amortization and foreign currency translation loss for financial reporting purposes and federal income tax purposes.

SQN AIF III GP, LLC
Income Tax Reconciliation

10.  Income Tax Reconciliation

At December 31, 2011 and 2010, total Partners’ equity included in the financial statements was $6,523,185 and $232, respectively. At December 31, 2011 and 2010, total Partners’ equity for federal income tax purposes was $7,823,601 and $232, respectively. The primary difference was offering and distribution expenses which is a reduction in Limited Partners’ capital accounts for financial reporting purposes but not for federal income tax reporting purposes and differences in depreciation and amortization and foreign currency translation loss for financial reporting purposes and federal income tax purposes.

The following table reconciles the net loss for financial statement reporting purposes to the net loss for federal income purposes for the years ended December 31, 2011 and 2010:

	2011	2010
Net loss per financial statements	$(674,105)	$(118)

Depreciation and amortization	85,292	—
Foreign currency translation loss	82,385	—

Net loss for federal income tax purposes	$(506,428)	$(118)